INTEREST BEARING LOANS AND BORROWINGS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
INTEREST BEARING LOANS AND BORROWINGS
Finance lease payables			¥ 4,081,270
Lease liabilities		¥ 8,369,262	11,010,323
Bank and other loans		38,835,887	46,140,740
Long-term loans and borrowings		63,941,904	60,316,871
Current portion of lease liabilities		(1,358,654)
Current portion of finance lease payables			(2,328,358)
Current portion of medium-term bonds and long-term bonds			(396,727)
Current portion of long-term bank and other loans		(3,339,687)	(3,384,400)
Non-current portion of long-term loans and borrowings	$ 8,509,805	59,243,563	54,207,386
Secured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans		13,254,721	12,608,727
Guaranteed
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans		3,948,400	3,040,400
Unsecured
INTEREST BEARING LOANS AND BORROWINGS
Bank and other loans		21,632,766	30,491,613
Medium-term notes and bonds and long-term bonds and private placement notes
INTEREST BEARING LOANS AND BORROWINGS
Long-term loans and borrowings		¥ 16,736,755	¥ 10,094,861